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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of May 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Energy: 84.2%
62,372		Anadarko Petroleum Corp.	$5,214,923	2.5
18,350		Apache Corp.	1,098,064	0.5
48,564		Atwood Oceanics, Inc.	1,494,314	0.7
25,497		Baker Hughes, Inc.	1,643,537	0.8
82,404	@	Baytex Energy Corp.	1,404,164	0.7
52,941	@	C&J Energy Services Ltd.	795,703	0.4
14,799		Cabot Oil & Gas Corp.	502,574	0.2
53,829	@	Cameron International Corp.	2,763,043	1.4
107,775		Canadian Natural Resources Ltd.	3,323,781	1.6
36,244	@	Carrizo Oil & Gas, Inc.	1,817,999	0.9
27,932		Cenovus Energy, Inc.	460,599	0.2
6,503	@	Cheniere Energy, Inc.	493,122	0.2
128,261		Chevron Corp.	13,210,883	6.4
171,540	@	Cloud Peak Energy, Inc.	989,786	0.5
27,102	@	Concho Resources, Inc.	3,260,371	1.6
115,264		ConocoPhillips	7,340,011	3.6
73,456		Consol Energy, Inc.	2,045,015	1.0
66,863		Devon Energy Corp.	4,360,805	2.1
26,025	@	Dril-Quip, Inc.	1,966,969	1.0
48,972		EnCana Corp.	619,986	0.3
27,414		Ensco PLC	644,229	0.3
73,533		EOG Resources, Inc.	6,521,642	3.2
34,708		EQT Corp.	2,952,610	1.4
156,017		ExxonMobil Corp.	13,292,648	6.5
17,828		FMC Technologies, Inc.	745,032	0.4
25,456		Frank's International N.V.	504,538	0.3
131,145		Halliburton Co.	5,953,983	2.9
50,724		Hess Corp.	3,424,884	1.7
29,617		HollyFrontier Corp.	1,233,548	0.6
156,206		Kinder Morgan, Inc.	6,480,987	3.2
95,187	@	Laredo Petroleum, Inc.	1,296,447	0.6
21,308		Marathon Oil Corp.	579,365	0.3
45,771		Marathon Petroleum Corp.	4,735,468	2.3
38,911		National Oilwell Varco, Inc.	1,914,032	0.9
46,876		Noble Corp. PLC	785,173	0.4
11,677		Noble Energy, Inc.	511,219	0.3
81,382		Nordic American Tankers Ltd.	1,050,642	0.5
108,605		Occidental Petroleum Corp.	8,491,825	4.1
31,003		Oceaneering International, Inc.	1,574,952	0.8
66,617		Patterson-UTI Energy, Inc.	1,345,663	0.7
152,134	@	Penn West Petroleum Ltd.	298,183	0.1
62,249		Phillips 66	4,925,141	2.4
7,001		Pioneer Natural Resources Co.	1,034,958	0.5
54,349		Plains GP Holdings L.P.	1,519,598	0.7
99,795		QEP Resources, Inc.	1,879,140	0.9
83,872		Rowan Companies PLC	1,801,571	0.9

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
24,842		Royal Dutch Shell PLC - Class A ADR	$1,483,564	0.7
162,603		Schlumberger Ltd.	14,759,474	7.2
70,534		Spectra Energy Corp.	2,480,681	1.2
118,962		Suncor Energy, Inc.	3,477,259	1.7
26,369		Superior Energy Services	608,860	0.3
15,527		Tidewater, Inc.	381,033	0.2
31,811		Total S.A. ADR	1,606,137	0.8
113,804		TransCanada Corp.	4,935,679	2.4
33,254	@	Unit Corp.	1,048,499	0.5
84,768		Valero Energy Corp.	5,021,656	2.5
68,342	@	Whiting Petroleum Corp.	2,254,603	1.1
47,574		Williams Cos., Inc.	2,431,031	1.2
135,569	@	WPX Energy, Inc.	1,747,484	0.9
			172,539,087	84.2

		Materials: 15.2%
260,460		Alcoa, Inc.	3,255,750	1.6
21,455		Avery Dennison Corp.	1,328,279	0.6
18,140		Ball Corp.	1,287,759	0.6
43,596		Barrick Gold Corp.	517,049	0.3
5,311		Bemis Co., Inc.	243,987	0.1
15,908	@	Berry Plastics Group, Inc.	532,441	0.3
82,618		Century Aluminum Co.	923,669	0.4
44,559	@	Crown Holdings, Inc.	2,463,667	1.2
39,732		Domtar Corp.	1,717,217	0.8
41,884		Freeport-McMoRan, Inc.	823,021	0.4
28,253		GoldCorp, Inc.	501,773	0.2
19,253		Greif, Inc. - Class A	735,272	0.4
78,880		International Paper Co.	4,088,350	2.0
7,208		KapStone Paper and Packaging Corp.	194,256	0.1
207,979	@	Lundin Mining Corp.	941,558	0.5
3,425		Martin Marietta Materials, Inc.	510,359	0.2
48,628		Newmont Mining Corp.	1,324,627	0.6
32,734		Packaging Corp. of America	2,264,538	1.1
13,381		Randgold Resources Ltd. ADR	966,510	0.5
40,602		Rock-Tenn Co.	2,644,814	1.3
19,212		Royal Gold, Inc.	1,244,361	0.6
17,131		Silgan Holdings, Inc.	930,898	0.5
128,144	@	Stillwater Mining Co	1,856,807	0.9
			31,296,962	15.2

	Total Common Stock (Cost $208,631,091)		203,836,049	99.4

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
1,223,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.080%††
	(Cost $1,223,000)	$1,223,000	0.6

	Total Short-Term Investments (Cost $1,223,000)	1,223,000	0.6

	Total Investments in Securities (Cost $209,854,091)	$205,059,049	100.0
	Liabilities in Excess of Other Assets	(102,282)	–
	Net Assets	$204,956,767	100.0

††	Rate shown is the 7-day yield as of May 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $210,936,059.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,281,247
Gross Unrealized Depreciation	(17,158,257)
Net Unrealized Depreciation	$(5,877,010)

Industry Diversification as of May 31, 2015
(as a percentage of net assets)

Oil & Gas Exploration & Production	25.0%
Integrated Oil & Gas	20.4%
Oil & Gas Equipment & Services	16.6%
Oil & Gas Storage & Transportation	9.4%
Oil & Gas Refining & Marketing	7.8%
Oil & Gas Drilling	3.5%
Paper Packaging	3.1%
Paper Products	2.9%
Metal & Glass Containers	3.0%
Gold	2.2%
Aluminum	2.0%
Coal & Consumable Fuels	1.5%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.9%
Construction Materials	0.2%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$203,836,049	$–	$–	$203,836,049
Short-Term Investments	1,223,000	–	–	1,223,000
Total Investments, at fair value	$205,059,049	$–	$–	$205,059,049
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(161,692)	$–	$(161,692)
Total Liabilities	$–	$(161,692)	$–	$(161,692)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2015, the following over-the-counter written options were outstanding for Voya Natural Resources Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,042,395	JPMorgan Chase & Co.	Call on Energy Select Sector SPDR® Fund	82.280	USD	06/19/15	$745,834	$(125,480)
253,861	UBS AG	Call on Market Vectors Gold Miners ETF	21.130	USD	06/19/15	143,076	(27,306)
306,154	UBS AG	Call on Materials Select Sector SPDR® Fund	52.540	USD	06/19/15	70,966	(8,906)
		Total Written OTC Options				$959,876	$(161,692)

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of May 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$161,692
Total Liability Derivatives		$161,692

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

	JPMorgan Chase & Co.	UBS AG	Totals
Liabilities:
Written options	$125,480	$36,212	$161,692
Total Liabilities	$125,480	$36,212	$161,692

Net OTC derivative instruments by counterparty, at fair value	$(125,480)	$(36,212)	(161,692)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(125,480)	$(36,212)	$(161,692)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Natural Resources Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer Date:

July 24, 2015